Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Goodwill

a) Goodwill

	Group
	Cost £m	Accumulated impairment £m	Net book value £m
At 31 December 2016(1), 1 January 2017(1) and 31 December 2017	1,285	(82)	1,203

(1)	Comparative periods restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.

Schedule of Goodwill for Cash Generating Units

The following CGUs (all within Retail Banking) include in their carrying values goodwill that comprises the goodwill reported by Santander UK. The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives. The calculations have been based on value in use using cash flows based on the five-year plan.

	Goodwill		Discount rate		Growth rate(2)
CGU	2017 £m	2016(1) £m	2017%	2016%	2017%	2016%
Personal financial services	1,169	1,169	10.8	11.4	1	2
Private banking	30	30	10.8	11.4	1	1
Other	4	4	10.8	11.4	1	2
	1,203	1,203

(1)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.
(2)	Average growth rate based on the five-year plan for the first five years and a growth rate of 1.5% (2016: 2.0%) applied thereafter.

Schedule of Other Intangibles

b) Other intangibles

	Group
	Cost £m	Accumulated amortisation/ impairment £m	Net book value £m
At 1 January 2017	760	(278)	482
Additions	205	–	205
Disposals	(3)	3	–
Charge	–	(116)	(116)
Impairment	–	(32)	(32)
At 31 December 2017	962	(423)	539

At 1 January 2016	601	(204)	397
Additions	213	–	213
Disposals	(54)	47	(7)
Charge	–	(76)	(76)
Impairment	–	(45)	(45)
At 31 December 2016	760	(278)	482